Deferred Revenues (Details) - Schedule of Liabilities Related to Assets Held to Sale - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Liabilities Related to Assets Held to Sale [ Abstract]
Sale and Leaseback			R$ 3
Rental of spaces in stores	[1]	296	259
Checkstand	[2]	89	45
Commercial agreement – payroll	[3]	48	39
Marketing and others		22	13
Total		455	359
Current		418	328
Non-current		R$ 37	R$ 31

[1]	Rental of backlight panels.
[2]	Supplier product exhibition modules, or check stands, rental of POS displays, and front-fee anticipation with credit card operators.
[3]	Commercial agreement with a financial institution for exclusivity in payroll processing.